Share-based Payments and Non-Convertible Equity Certificates - Disclosure of Movement in the NC-PECs Liability (Details) - Non-Convertible Preferred Equity Certificates - Global Blue Management & Co S.C.A NC-PECs
€ in Thousands, shares in Thousands
	12 Months Ended
	Mar. 31, 2021 EUR (€) shares	Mar. 31, 2020 EUR (€) shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Nominal value including accrued interest on NC-PECs issued at the beginning of the year	€ 1,920	€ 1,750
Mark-to-market fair value charge	(138)	0
Accrued interests on NC-PECs	79	(5)
Transfer to equity	(1,861)	0
Reclassifications	0	175
Total value of NC-PECs direct investment	0	1,920
Value at the beginning of the year	2,971	2,744
Accrued interest	120	227
Derecognition of residual amount to profit and loss	(101)	0
Transfer to equity	(2,990)	0
Reclassifications	0	0
Interest bearing obligations towards senior management of Global Blue Group	0	2,971
Total value of NC-PECs including accrued interest	€ 0	€ 4,891
Number of other equity instruments outstanding in share-based payment arrangement, beginning balance (in shares) | shares	927	927
Issuance of NC-PECs (in shares) | shares	0	0
Transfer of NC-PECs to equity (in shares) | shares	(927)	0
Number of other equity instruments outstanding in share-based payment arrangement, ending balance (in shares) | shares	0	927